Pension and Other Benefit Programs (Change to US Operations SERP Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actuarial gain	$ (20)	$ (12)
Change in benefit obligation:
Interest cost	7	8
Defined Benefit Plan SERP Benefit Obligation Net Periodic Benefit Cost [Abstract]
Interest cost	7	8
Aggregate pension expense (benefit)	1	2
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actuarial gain	1	(3)
Change in benefit obligation:
Benefit obligation at beginning of year	61	73
Interest cost	1	2
Benefit obligation at year end	54	61
Funded status	(54)	(61)
Amounts recognized in the accompanying consolidated balance sheet:
Current liabilities	(8)	(9)
Non-current liabilities	(46)	(52)
Defined Benefit Plan SERP Benefit Obligation Net Periodic Benefit Cost [Abstract]
Interest cost	1	2
Defined Benefit Plan SERP Benefit Obligation Estimated Future Benefit Payments [Abstract]
2014	8
2015	7
2016	5
2017	5
2018	5
Next 5 years	17
Benefits paid	$ (9)	$ (11)